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                                        File Nos. 33-79170, 811-8524
                                        Filed under Rule 497(c)



EQUITABLE LIFE INSURANCE COMPANY OF IOWA

                        PROSPECTUS SUPPLEMENT
                            JUNE 30, 1999

                               to the
             Equi-Select/R/ Variable Annuity Prospectus

                          Dated May 1, 1999

     Effective July 1, 1999 the name of the Growth & Income Portfolio will become the Capital Growth Portfolio.


This supplement should be retained with your Equitable Life Insurance Company of Iowa Prospectus.






  5344 Equi-Select Supp1								6/99


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